Schedule of inventory (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Inventory Disclosure [Abstract]
Finished goods	$ 635,255	$ 816,874	$ 793,470